Restructuring costs and similar items (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of Restructuring Costs and Similar Items
Restructuring costs and similar items amounted to €820 million in 2021, €1,089 million in 2020 and €1,088 million in 2019, and were comprised of the following items:

(€ million)	2021	2020	(a)	2019	(a)
Employee-related expenses	193	697		795
Charges, gains or losses on assets(b)	110	149		106
Compensation for early termination of contracts (other than contracts of employment)	34	40		49
Decontamination costs	—	(2)		27
Transformation programs costs	463	191		131
Others	20	14		(20)
Total	820	1,089		1,088
(a) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
(b)    This line consists of impairment losses and accelerated depreciation charges related to site closures (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.